Basis of Presentation (Narrative) (Details) - Segment	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Organization Consolidation and Presentation [Line Items]
Number of Operating Segments	1	1
Number of Reportable Segments	1	1
Fiscal Year [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	364 days	364 days	364 days	364 days
Fiscal Year [Member] | Minimum [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	364 days	364 days
Fiscal Year [Member] | Maximum [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	371 days	371 days
First Quarter [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	112 days	112 days
Second Quarter [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	84 days	84 days
Third Quarter [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	84 days	84 days
Fourth Quarter [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration		84 days
Fourth Quarter [Member] | Minimum [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	84 days	84 days
Fourth Quarter [Member] | Maximum [Member]
Organization Consolidation and Presentation [Line Items]
Fiscal Period Duration	91 days	91 days